Employee Future Benefits - Defined Benefit Obligation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	$ 247
Current service cost	12	$ 10	$ 11
Actuarial gain arising from demographic assumptions	(15)	6
Defined benefit obligation, ending of period	238	247
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	675	663
Current service cost	12	10
Interest cost	22	24	25
Benefits paid	(48)	(55)
Actuarial gain arising from demographic assumptions		5
Actuarial loss arising from financial assumptions	(44)	29
Actuarial gain (loss) arising from experience adjustments	(1)	2
Effect of translation on US plans	3	(3)
Defined benefit obligation, ending of period	619	675	663
Registered
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	145
Current service cost	9	7	7
Defined benefit obligation, ending of period	146	145
Registered | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	561	554
Current service cost	9	7
Interest cost	18	20	21
Benefits paid	(42)	(51)
Actuarial gain arising from demographic assumptions		4
Actuarial loss arising from financial assumptions	(35)	26
Actuarial gain (loss) arising from experience adjustments	0	3
Effect of translation on US plans	3	(2)
Defined benefit obligation, ending of period	514	561	554
Supplemental
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	75
Current service cost	2	2	2
Defined benefit obligation, ending of period	67	75
Supplemental | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	87	82
Current service cost	2	2
Interest cost	3	3	3
Benefits paid	(5)	(4)
Actuarial gain arising from demographic assumptions		1
Actuarial loss arising from financial assumptions	(7)	3
Actuarial gain (loss) arising from experience adjustments	0	0
Effect of translation on US plans	0	0
Defined benefit obligation, ending of period	80	87	82
Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	27
Current service cost	1	1	2
Defined benefit obligation, ending of period	25	27
Other | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning of period	27	27
Current service cost	1	1
Interest cost	1	1	1
Benefits paid	(1)	0
Actuarial gain arising from demographic assumptions		0
Actuarial loss arising from financial assumptions	(2)	0
Actuarial gain (loss) arising from experience adjustments	(1)	(1)
Effect of translation on US plans	0	(1)
Defined benefit obligation, ending of period	$ 25	$ 27	$ 27